Schedule II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2010 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2009 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2011 Sales returns accrual	Dec. 31, 2010 Sales returns accrual	Dec. 31, 2009 Sales returns accrual	Dec. 31, 2011 Deferred tax valuation allowance	Dec. 31, 2010 Deferred tax valuation allowance investment	Dec. 31, 2009 Deferred tax valuation allowance	Dec. 31, 2011 Other reserves	Dec. 31, 2010 Other reserves	Dec. 31, 2009 Other reserves	Dec. 31, 2008 Other reserves
Description
Balance at Beginning of Period	$ 8,848	$ 10,515	$ 10,293	$ 913	$ 873	$ 794	$ 40,266	$ 35,331	$ 39,515	$ 2,119	$ 1,555	$ 2,666	$ 3,079
Charges to Earnings	8,898	9,013	10,361	107	40	79	5,732	4,511	(1,728)
Charges to Other Accounts	(329)	81	(520)				(914)	424	(2,456)
Deductions	(10,108)	(10,761)	(9,619)
Balance at End of Period	$ 7,309	$ 8,848	$ 10,515	$ 1,020	$ 913	$ 873	$ 45,084	$ 40,266	$ 35,331	$ 2,119	$ 1,555	$ 2,666	$ 3,079
Number of investments with impairment charge included in deferred tax valuation allowance								1